FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 28, 2002


                                                               FILE NO. 33-83430
                                                               FILE NO. 811-8738

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Post-Effective Amendment No. 16                    (X)


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 18                            (X)



                              WHITEHALL FUNDS TRUST
                              ---------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

4400 Computer Drive
Westborough, Massachusetts  01581                         (617) 535-0526
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)         (REGISTRANT'S TELEPHONE NUMBER)




                                    PFPC Inc.
                               3200 Horizon Drive
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



                                 With a Copy to:
                             Steven R. Howard, Esq.
                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas
                            New York, New York 10019






It is proposed that this filing become effective (check appropriate box):
                   immediately upon filing pursuant to Paragraph (b);
---------
X                  on April 1, 2002 pursuant to Paragraph (b);
---------
                   60 days after filing pursuant to paragraph (a)(i);
---------
                   on (date) pursuant to Paragraph (a)(i);
---------
                   75 days after filing pursuant to paragraph (a)(ii); or
---------
                   on (date) pursuant to paragraph (a)(ii) of Rule 485.
---------

                               THE WHITEHALL FUNDS



                       o WHITEHALL GROWTH FUND


                       o WHITEHALL GROWTH AND INCOME FUND


                       o WHITEHALL HIGH YIELD FUND

                       o WHITEHALL INCOME FUND




                                   PROSPECTUS


                                  April 1, 2002









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
Fund Descriptions
     Whitehall Growth Fund...........................................      3
     Whitehall Growth and Income Fund................................      7
     Whitehall High Yield Fund.......................................     11
     Whitehall Income Fund...........................................     14
Additional Information on Principal Strategies.......................     18
Additional Information on Principal Risks............................     18
Management of the Funds..............................................     19
Pricing of Fund Shares...............................................     22
Purchase of Fund Shares..............................................     22
Redemption of Fund Shares............................................     25
Exchange of Fund Shares..............................................     27
Additional Purchase and Redemption Information.......................     28
Dividends and Distributions..........................................     29
Tax Information......................................................     30
Distribution Arrangements............................................     30
Financial Highlights.................................................     31
Privacy Notice.......................................................     35
For More Information................................................. Back Cover

WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

         To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

         The Growth Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American Depository Receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

         In addition, the Fund may hold debt obligations, U.S. Government securities, or cash or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

         In determining which securities to buy or sell, the Fund's investment adviser emphasizes both growth and value. Each stock selected by the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization.

PRINCIPAL RISKS:

o Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

o The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

o Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

o Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE


         The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year , five years and for the life of the Fund compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. In addition, effective February 2, 2000, the advisory fees were increased and a 12b-1 Plan was implemented, and the performance of the Fund for such periods prior to such date does not reflect such changes. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.




     12/31/96             12/31/97           12/31/98           12/31/99            12/31/00           12/31/01
     --------             --------           --------           --------            --------           --------
      20.64%               29.91%             24.89%             42.54%             (2.09)%            (13.00)%




         During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (21.06)% (quarter ended September 30, 2001).


                                                AVERAGE ANNUAL TOTAL RETURNS


                                                                                                           SINCE FEBRUARY 1,
(FOR THE PERIODS ENDED DECEMBER 31, 2001)                                 ONE YEAR         FIVE YEARS             1995*
-----------------------------------------                                 --------         ----------             -----
Growth Fund
Return Before Taxes                                                       (13.00)%             14.52%            17.90%
Return After Taxes on Distributions                                       (13.00)%             11.96%            15.12%
Return After Taxes on Distributions and Sale of Fund Shares                (7.91)%             11.33%            14.18%
S&P 500**                                                                 (11.88)%              9.05%            15.69%

*    The Fund began operations on February 1, 1995.
** This Index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings and does not reflect deductions for fees, expenses or taxes.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                               GROWTH FUND
                                                                                               -----------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)........................................                  None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)...................................                  None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..............................                  None
Redemption Fee..................................................................                  None
Exchange Fee....................................................................                  None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees.................................................................                  0.85%
Distribution (12b-1) Fees.......................................................                  0.25%
Other Expenses..................................................................                  0.39%
                                                                                                  -----
Total Annual Fund Operating Expenses............................................                  1.49%
                                                                                                  =====

Less: Fee Waiver/Expense Reimbursement..........................................                  0.16% 1
                                                                                                 ------

Net Expenses....................................................................                  1.33%
                                                                                                 ======

---------------------------------
1 The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.33% until November 30, 2002.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;
o    You redeem all of your shares at the end of each time period;
o    Your investment has a hypothetical 5% return each year;
o The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:


1 YEAR                 3 YEARS               5 YEARS                 10 YEARS
------                 -------               -------                 --------
$135                   $455                  $798                    $1,766

WHITEHALL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVES:

         To provide long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

         The Growth and Income Fund will invest in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase. With regard to equities, the Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter"), and ADRs. In determining which equity securities to buy or sell, the Fund's investment adviser emphasizes both growth and value.

         With regard to debt securities, the Fund may invest in U.S. Government securities, corporate bonds, high-yield (high risk) bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, repurchase agreements, convertible securities, preferred stocks and the debt of foreign governments or corporations. The Fund will always maintain an average rating of investment grade on the debt portion of the portfolio. Investment grade debt securities are those which are rated in one of the top four categories by a nationally recognized statistical rating agency. The Fund has no limitation as to average maturity or maturity of individual debt securities.

         The Growth and Income Fund will generally invest 30-70% of its total assets in equity securities and the remaining 30-70% in debt securities. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents.

         Each stock selected by the equity portion of the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in equity securities without regard to market capitalization. Each fixed income security selected by the debt portion of the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

o Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

o The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

o Because the Fund will invest in debt securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

o The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to re-invest in debt securities with lower interest rates than the original debt security.

o Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

o The Fund is subject to credit risk, which is the risk that the issuers of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower grade securities may have less liquidity and higher incidence of default than higher grade bonds.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE


         The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index and a customized blended index prepared by the Fund's investment adviser. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. In addition, effective February 2, 2000, the advisory fees were increased and a 12b-1 Plan was implemented, and the performance of the Fund for such periods prior to such date does not reflect such changes. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

     12/31/96           12/31/97           12/31/98           12/31/99            12/31/00            12/31/01
     --------           --------           --------           --------            --------            --------
      12.27%             16.95%             17.90%             16.76%               4.50%              (2.76)%

         During the period shown in the bar chart, the highest return for a quarter was 15.34% (quarter ended March 31, 2000) and the lowest return for a quarter was (9.85)% (quarter ended September 30, 2001).


                          AVERAGE ANNUAL TOTAL RETURNS


                                                                                                SINCE FEBRUARY 1,
(FOR THE PERIODS ENDED DECEMBER 31, 2001)                       ONE YEAR          FIVE YEARS           1995*
-----------------------------------------                       --------          ----------           -----
Growth and Income Fund
Return Before Taxes                                              (2.76)%            10.35%            12.41%
Return After Taxes on Distributions                              (3.93)%             7.83%             9.85%
Return After Taxes on Distributions and Sale of Fund
Shares                                                           (1.46)%             7.48%             9.22%
S&P 500**                                                       (11.88)%             9.05%            15.69%
Lehman Aggregate Bond Index***                                     8.44%             7.54%             8.18%
Blended Index***                                                 (3.75)%             8.44%            12.69%

*    The Fund began operations on February 1, 1995.
** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings and does not reflect deductions for fees, expenses or taxes.
*** The Fund's investment adviser has prepared this blended index since the Fund has a dual investment objective of capital appreciation and income. The Blended Index is comprised of 60% S&P 500 and 40% Lehman Aggregate Bond Index. The Lehman Aggregate Bond Index reflects the performance of investment-grade fixed income debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least 1 year. The index reflects no deductions for fees, expenses or taxes.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                         GROWTH AND INCOME FUND
                                                                                         ----------------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)........................................                  None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)...................................                  None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..............................                  None
Redemption Fee..................................................................                  None
Exchange Fee....................................................................                  None


ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)


Management Fees.................................................................                 0.85%
Distribution (12b-1) Fees.......................................................                 0.25%
Other Expenses..................................................................                 0.39%
                                                                                                 -----
Total Annual Fund Operating Expenses............................................                 1.49%
                                                                                                 =====

Less: Fee Waiver/Expense Reimbursement..........................................                  0.10% 1
                                                                                                 ------

Net Expenses....................................................................                 1.39%
                                                                                                 =====

---------------------------------
1 The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.39% until November 30, 2002.


EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:


         o    You invest $10,000 in the Fund for the time periods  indicated;
         o    You redeem all of your shares at the end of each time period;
         o    Your investment has a hypothetical 5% return each year;
         o The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.


         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:


1 YEAR                    3 YEARS                5 YEARS               10 YEARS
------                    -------                -------               --------
$142                      $461                   $804                  $1,771

WHITEHALL HIGH YIELD FUND

INVESTMENT OBJECTIVE:

         To provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES:


         The Fund invests at least 80% of its total assets in U.S. corporate fixed income securities that are rated below investment grade (I.E., high yield/high risk debt securities), offering potential returns that are sufficiently high to justify the greater investment risks. There is no limit on the rating of securities in which the Fund may invest. The Fund may purchase or hold securities rated in the lowest rating category or securities in default. Securities offering the high yield that the Fund seeks are generally found in mature cyclical or depressed industries and highly leveraged companies. The Fund also invests in senior securities and securities with an operating history of more than one year (though the Fund may invest in the securities of issuers with a shorter operating history). The Fund may invest in debt securities of any maturity and the interest rates on such securities may be fixed or floating.


         The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in emerging markets) which are denominated in currencies other than the U.S. dollar.


         Under normal market conditions, the Fund may invest up to 20% of its total assets in investment grade fixed income securities, including U.S. Government Securities.


         The Fund's investment sub-adviser evaluates categories in the high yield market and individual bonds within these categories. Securities are purchased for the Fund when the investment sub-adviser determines that they have the potential for above average current income.

PRINCIPAL RISKS:

o Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

o Because the Fund invests primarily in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized rating agencies with respect to the issuer's continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than higher-grade securities.

o The Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

o Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. These types of risks may lead to greater losses in emerging markets.

o The interest rates of variable or floating rate debt securities will be tied to and periodically adjusted to a specific market rate or index and will decline as that base market rate or index declines.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE


         The Fund commenced investment operations on April 2, 2001. No prior performance information is available for the Fund as the Fund has not had a full calendar year of investment operations.


FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                            HIGH YIELD FUND 1
                                                                                            -----------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)........................................                  None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)...................................                  None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..............................                  None
Redemption Fee..................................................................                  None
Exchange Fee....................................................................                  None


ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees.................................................................                  0.75%
Distribution (12b-1) Fees.......................................................                  0.25%
Other Expenses..................................................................                  2.93%
                                                                                                  -----
Total Annual Fund Operating Expenses............................................                  3.93%
                                                                                                  =====
Less: Fee Waiver/Expense Reimbursement..........................................                  2.98% 2
                                                                                                 ------
Net Expenses....................................................................                  0.95%
                                                                                                 ------

---------------------------------
1 Based on estimated expenses to be incurred in the first full calendar year of operations.
2 The Fund's investment adviser has agreed to contractually waive and/or reimburse expenses to the extent necessary to maintain the Fund's net expenses at 0.95% until November 30, 2002.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

         o    You invest $10,000 in the Fund for the time periods indicated;
         o    You redeem all of your shares at the end of each time period;
         o    Your investment has a hypothetical 5% return each year;

         o The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.


         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:


1 YEAR                 3 YEARS                  5 YEARS                10 YEARS
------                 -------                  -------                --------
$97                    $924                     $1,768                 $3,959

WHITEHALL INCOME FUND

INVESTMENT OBJECTIVE:

         To provide current income plus appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

         The Income Fund will invest at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks and the debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.

         At least 65% of the Fund's portfolio will be invested in securities rated "A" or better by one of the major nationally recognized statistical rating organizations, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade bonds (I.E., high-yield/high-risk bonds). The Fund has no limitation as to average maturity or maturity of individual securities.

         Each fixed income security selected by the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

o Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

o Because the Fund will invest in fixed income securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed income securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and higher incidence of default than higher-grade bonds.

o Because the Fund may invest in the debt of foreign governments and corporations, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

o The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to reinvest in debt securities with lower interest rates than the original debt security.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE


         The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of broad-based securities market indexes. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. In addition, effective February 2, 2000, the advisory fees were increased and a 12b-1 Plan was implemented, and the performance of the Fund for such periods prior to such date does not reflect such changes. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

     12/31/96             12/31/97            12/31/98           12/31/99           12/31/00           12/31/01
     --------             --------            --------           --------           --------           --------
       2.22%               8.90%               8.75%              (2.71)%            6.19%               7.04%

         During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99)% (quarter ended March 31, 1996).


                                                AVERAGE ANNUAL TOTAL RETURNS


                                                                                                   SINCE FEBRUARY 1,
(FOR THE PERIODS ENDED DECEMBER 31, 2001)                          ONE YEAR          FIVE YEARS           1995*
-----------------------------------------                          --------          ----------           -----

Income Fund
Return Before Taxes                                                   7.04%              5.55%            6.25%
Return After Taxes on Distributions                                   4.90%              3.12%            3.65%
Return After Taxes on Distributions and Sale of Fund Shares           4.27%              3.23%            3.71%
Lehman Aggregate Bond Index**                                         8.44%              7.54%            8.18%

*    The Fund began operations on February 1, 1995.
** This index reflects the performance of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year and does not reflect deductions for fees, expenses or taxes.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                               INCOME FUND
                                                                                               -----------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)........................................                  None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)...................................                  None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..............................                  None
Redemption Fee..................................................................                  None
Exchange Fee....................................................................                  None


ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)


Management Fees.................................................................                  0.65%
Distribution (12b-1) Fees.......................................................                  0.25%
Other Expenses..................................................................                  0.50%
                                                                                                  -----
Total Annual Fund Operating Expenses............................................                  1.40%
                                                                                                  =====

Less: Fee Waiver/Expense Reimbursement..........................................                  0.12% 1
                                                                                                 ------

Net Expenses....................................................................                  1.28%
                                                                                                 ======

---------------------------------
1 The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.28% until November 30, 2002.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:


         o    You invest $10,000 in the Fund for the time periods indicated;
         o    You redeem all of your shares at the end of each time period;
         o    Your investment has a hypothetical 5% return each year;
         o The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.


         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:


1 YEAR                  3 YEARS                5 YEARS                 10 YEARS
------                  -------                -------                 --------
$130                    $431                   $754                    $1,669

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES


         TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.


         PORTFOLIO TURNOVER. The Funds' portfolio turnover rate is included in the Financial Highlights section of this prospectus. The Income Fund is actively managed and, in some cases in response to market conditions, its portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

                    ADDITIONAL INFORMATION ON PRINCIPAL RISKS


         The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. The Funds may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

         Below investment grade (high-yield) bonds, which are also known as junk bonds, may be purchased by the Growth and Income Fund, High Yield Fund and
Income  Fund  or  may  be  issued  to  these  Funds  as a  result  of  corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The high yield bonds in which these Funds may invest are rated "B" and higher by S&P or "B" and higher by Moody's. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of each Fund are managed under the direction of the Board of Trustees.


THE ADVISER

                 WHITEHALL ASSET MANAGEMENT, INC. ("WHITEHALL")

         Whitehall, a registered investment adviser that was formed in 2000, provides investment advisory services to the Funds. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. On January 30, 2001, the responsibilities of IBJW as investment adviser to the Funds were assumed by Whitehall, a wholly-owned subsidiary of IBJW. On March 31, 2002, IBJW was merged with and into The Industrial Bank of Japan Trust Company ("IBJTC"). Effective April 1, 2002, IBJTC owns 100% of Whitehall's stock. IBJTC is a wholly-owned subsidiary of Mizuho Corporate Bank, Ltd. which, in turn, is a wholly-owned subsidiary of Mizuho Holdings, Inc. ("MHHD"). With total assets of approximately $1.4 trillion, MHHD is the largest financial services company in the world. For the investment advisory services provided to the Funds, Whitehall receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; Growth and Income Fund, 0.85%; High Yield Fund, 0.75%; and Income Fund, 0.65%. After fee waivers, Whitehall received the following fees based on average daily net assets for the year ended November 30, 2001: Growth Fund, 0.69%; Growth and Income Fund, 0.75%; High Yield Fund, 0.00%, and Income Fund, 0.53%.

         As of December 31, 2001, Whitehall served as investment adviser to accounts with assets in excess of $2.5 billion. The principal business address of Whitehall is 320 Park Avenue, New York, New York 10022.

THE INVESTMENT
SUB-ADVISER

FOUNTAIN CAPITAL MANAGEMENT, L.L.C. ("FOUNTAIN")

         Fountain has been retained to provide advisory services, including portfolio management, to the High Yield Fund, subject to the overall supervision of Whitehall. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. As of December 31, 2001, Fountain's total assets under management were approximately $2.5 billion. Fountain, with offices at 10801 Mastin Boulevard, Suite 220, Overland Park, Kansas 66210, is an affiliate of Whitehall.

PRIOR PERFORMANCE OF FOUNTAIN

         The figures below show past performance of all accounts with investment objectives, policies and strategies substantially similar though not identical to those of the High Yield Fund managed by Fountain. Information presented is based on performance data provided by

Fountain. The past performance does not represent the High Yield Fund's performance, as it commenced operations on April 2, 2001 and has not completed a full calendar year of investment operations. The table shows the year-to-year total returns and the one-year, three-year, five-year and ten-year average annual returns for a composite of the actual performance of high yield accounts managed by Fountain. Included for comparison purposes are performance figures of the Salomon Brothers High Yield Index, an unmanaged market index.


         The performance information for the composite is net of the highest advisory fee charged by Fountain to the accounts comprising the composite (0.50%). Custodian fees, if any, were not included in the calculations. The fees and expense used in calculating the composite are less than the annual expenses of the High Yield Fund. The performance of the composite would have been lower had the composite incurred the higher fees and expenses of the Fund. The net effect of the deduction of the Fund's advisory fee and other expenses on annualized performance, including the compounding effect over time, may be significant. The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the High Yield Fund may vary in some respects. An example includes the requirements on distributing income to shareholders. The Fund will, however, adhere to investment objectives, policies and strategies that are substantially similar to those employed by the accounts comprising the composite. The information should not be considered a prediction of the future performance of the High Yield Fund. The actual performance may be higher or lower than that shown.


                            ANNUALIZED RATES OF RETURN OF THE COMPOSITE
               Annual Rates of Return           Fountain       Salomon Brothers
                 (as of December 31)           Composite       High Yield Index
               ----------------------          ---------       ----------------

         October 1, 1990*-December 31, 1990     (1.19)%            (0.60)%


                        1991                     31.81%             39.93%

                        1992                     16.03%             17.86%


                        1993                     17.69%             17.36%

                        1994                     0.52%             (1.26)%

                        1995                     19.57%             19.71%

                        1996                     12.20%             11.29%

                        1997                     14.72%             13.18%

                        1998                     7.46%              3.60%

                        1999                     5.50%              1.74%

                        2000                     1.20%             (5.68)%

                        2001                     0.70%              5.44%

               Average Annual Returns
                 (as of December 31)
               ---------------------

                      One Year                   0.70%              5.44%

                     Three Years                 2.44%              0.39%

                     Five Years                  5.80%              3.48%

                      Ten Years                  9.33%              8.00%

               *    Inception of the composite.
               1) Returns from cash reserves and equivalents and/or short-term investment grade bonds used by Fountain in place of high yield bonds are included in performance calculations.
               2) Figures include all high yield accounts under management starting with their first full month under management, including accounts no longer managed by Fountain.
               3) Although Fountain manages only high yield bonds, four composites are used. The preceding composite is for total return accounts that are managed substantially similar to the Fund and represents approximately 62% of assets managed. It was created on October 1, 1990. Total return accounts less than $5 million are excluded from the composite. A second composite is for high quality "BB" bonds with an aggregate value in excess of $330 million. A third is for cash coupon and a fourth is for conservative, small accounts.
               4) The high yield total return composite principally consists of high yield corporate debt securities, which are rated below investment grade. The price of such investments may react more to the ability of the company to pay interest and principal when due than changes in interest rates. They have greater price fluctuations and are more likely to experience a default than investment grade securities. Reduced market liquidity for these investments may occasionally make it more difficult to value them.
               5) The composite calculation has been weighted for the size of each account. All accounts are valued on a monthly basis and the aggregated performance is linked into the composite.


         The performance shown above was calculated by Fountain in accordance with the methodology set forth by the Association for Investment Management and Research ("AIMR"). AIMR has not been involved with the preparation or review of this information. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology, which may produce different results. This performance information has not been verified by any third party and is unaudited.


                             THE PORTFOLIO MANAGERS

         PAUL BLAUSTEIN, SENIOR MANAGING DIRECTOR, has been affiliated with Whitehall since 1997 and is responsible for the day-to-day management of the Growth Fund and the equity portion of the Growth and Income Fund. He has held these positions since October 1998 and January 1999, respectively. Mr. Blaustein was a Vice President and portfolio manager at Desai Capital Management from 1996 to 1997, and was a Vice President of the Investment Research Department at Legg Mason from 1994 to 1996.

         JOHN CURRY, MANAGING DIRECTOR, has been affiliated with Whitehall since October 1999 and is responsible for the day-to-day management of the Income Fund and the income portion of the Growth and Income Fund. From 1995 to October 1999, Mr. Curry was a fixed income portfolio manager at UBS Brinson.

         MARC KELLER, PRESIDENT AND CHIEF INVESTMENT OFFICER, has been affiliated with Whitehall since 1998 and provides oversight in the management of the Growth, Growth and Income and Income Funds. He has held these positions since March 1, 2000. From 1980 to 1998, Mr. Keller was a principal of Delphi Asset Management, Inc.


         Fountain utilizes a team approach with respect to the management of the High Yield Fund. As such, the day to day portfolio management of the Fund is the responsibility of the members of Fountain's investment team.

                             PRICING OF FUND SHARES


         Each Fund's shares are priced at net asset value. The net asset value per share of each of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern Standard time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (I.E., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.


         Securities are valued using market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                             PURCHASE OF FUND SHARES

         Shares offered in this prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

         Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

         The following purchase procedures do not apply to certain fund or trust accounts that are managed by Whitehall. The customer should consult his or her trust administrator for proper instructions.

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks


MINIMUM PURCHASE AMOUNT                INITIAL PURCHASE     SUBSEQUENT PURCHASES


Individual/Institutional Account           $1,000*                   $50
Individual Retirement Account (IRA)          $250                    $50
Automatic Investment Program               $1,000                   $500


*If the purchaser has at least $1,000 or more in any of the Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of Whitehall or is an employee of (i) any of Whitehall's affiliates, (ii) PFPC, (iii) any other service provider to the Funds, or (iv) any trust customer of Whitehall, then there is no initial purchase minimum.


HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------
METHOD                                 PROCEDURE
--------------------------------------------------------------------------------


BY MAIL          OPEN AN ACCOUNT       Complete  the  application  and mail the
                                       application and your check made payable to Whitehall Funds Trust (the "Trust") to:

                                                Whitehall Funds Trust
                                                c/o PFPC Inc.
                                                P.O. Box 5183
                                                Westborough, MA 01581-5183

                                       For   overnight   delivery,   mail   the
                                       application and your check made payable to the Trust to:

                                                Whitehall Funds Trust
                                                c/o PFPC Inc.
                                                4400 Computer Drive
                                                Westborough, MA  01581-5183


                 OPEN AN IRA           Shares of the Funds  are  available  for
                                       purchase through  Individual  Retirement
                                       Accounts    (IRAs)    and   Roth   IRAs.
                                       Applications  and further  details about
                                       IRAs and Roth IRAs are available by calling 1-800-99-IBJFD (1-800-994-2533).



                 SUBSEQUENT PURCHASE   Send  in a  check  for  the  appropriate
                                       minimum   amount  (or  more)  with  your
                                       account name and number.
--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
METHOD                                 PROCEDURE
--------------------------------------------------------------------------------
BY WIRE          OPEN AN ACCOUNT        For new  accounts,  call  1-800-99-IBJFD
                                        (1-800-994-2533) and an account number will be assigned to you.

                                        Call your bank with instructions to transmit Federal funds to:

                                        Boston Safe Deposit & Trust
                                        ABA#:  011001234
                                        Credit:  Fund Name
                                        DDA#:  146285
                                        FBO:  Shareholder Name and Account
                                              Number

                                        A  wire  for a  Fund  purchase  must  be
                                        received  by  the  Trust  by  4:00  p.m.
                                        Eastern time for same day processing.
--------------------------------------------------------------------------------
                 SUBSEQUENT PURCHASE    A completed  application must be sent by
                                        overnight   delivery  to  the  Trust  in
                                        advance of the wire to the address noted under "By Mail."

                                        Note: Your bank may charge a fee for handling the transaction.

                                        Call  1-800-99-IBJFD   (1-800-994-2533).
                                        Follow the instructions under "Open an account."

--------------------------------------------------------------------------------
AUTOMATIC        OPEN AN ACCOUNT        With an initial investment,  indicate on
INVESTMENT                              your  application that you would like to
PLAN                                    participate in the Automatic  Investment
                                        Plan and compete the appropriate section on the application.

                 SUBSEQUENT PURCHASE    Subsequent  investments  will  be  drawn
                                        from your bank account and invested into
                                        the Fund(s) automatically.
--------------------------------------------------------------------------------
INSTITUTIONAL                           Bank   trust   departments   and   other
ACCOUNTS                                institutional  accounts may place orders
                                        directly  with the Trust by telephone at
                                        1-800-99-IBJFD (1-800-994-2533).
--------------------------------------------------------------------------------
THROUGH                                 Complete an application and contact your
WHITEHALL                               Whitehall  representative  or investment
                                        adviser with instructions as to the amount you wish to invest. They will then contact the Trust to place the order on your behalf on that day.

                                        Orders   placed   with  your   Whitehall
                                        representative  for  the  Funds  must be
                                        received by 4:00 p.m.,  Eastern time for
                                        same day processing.  You should receive
                                        written  confirmation  from the Trust of
                                        your order  within a few days of receipt
                                        of      instructions      from      your
                                        representative.
--------------------------------------------------------------------------------

                            REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which gain or loss may be recognized.

         Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

         Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

--------------------------------------------------------------------------------
METHOD              PROCEDURE
--------------------------------------------------------------------------------
BY MAIL             Write a letter  of  instruction  that  includes:
                    o  the Fund name, your account number, the name in which the account is registered and the dollar value or number of shares you wish to sell; and
                    o  include all signatures and any additional  documents that may be required as well as a medallion signature guarantee, if required.

                    Corporations, partnerships, trusts or other legal entities must submit additional documentation.

                    Mail your request to:

                                       Whitehall Funds Trust
                                       c/o PFPC Inc.
                                       P.O. Box 5183
                                       Westborough, MA 01581-5183

                    For overnight delivery, mail the letter of instruction to:

                                       Whitehall Funds Trust
                                       c/o PFPC Inc.
                                       4400 Computer Drive
                                       Westborough, MA 01581-5183

                    A check will be mailed to the  name(s)  and address in which the account is registered.
--------------------------------------------------------------------------------
BY TELEPHONE        If you have previously authorized redemption by telephone on
                    your    application   or   optional   service   form,   call
                    1-800-99-IBJFD (1-800-994-2533).

--------------------------------------------------------------------------------
METHOD              PROCEDURE
--------------------------------------------------------------------------------


                    You should be prepared to give the telephone representative the following information:
                    o your account number, social security number and account registration;
                    o    the Fund name from which you are redeeming shares; and
                    o    the dollar or share amount to be deemed.

                    The Trust employs reasonable procedures to confirm that instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include tape recording of telephone instructions and requiring the information detailed above.

                    Although other redemption methods may be used, telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.

                    You will receive your redemption payment in the form you previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).
--------------------------------------------------------------------------------
BY WIRE You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

                    Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a voided check from the account where proceeds are to be wired.

                    Note:  Your bank may charge you a fee for  receiving  a wire payment  on your  behalf.
--------------------------------------------------------------------------------
BY SYSTEMATIC       Call   1-800-99-IBJFD   (1-800-994-2533)   to   request   an
WITHDRAWAL          application to start the Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).

                    Note: A minimum  account  balance of $10,000 is required and you must have all dividends and distributions reinvested.
--------------------------------------------------------------------------------
THROUGH A           You may redeem  your  shares by  contacting  your  Whitehall
WHITEHALL           representative or investment  adviser and instructing him or
REPRESENTATIVE      her to redeem your shares.  The  authorized  agent will then
OR AUTHORIZED       contact  the  Fund  and  place a  redemption  trade  on your
INVESTMENT ADVISER  behalf. A fee may be charged for this service.
--------------------------------------------------------------------------------

The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of Whitehall.

                             EXCHANGE OF FUND SHARES

         Shareholders may exchange shares of one Fund for shares of another mutual fund in the Whitehall family of funds. A shareholder should carefully read the information contained in the Prospectus describing the Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $500. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized.


HOW TO EXCHANGE SHARES



--------------------------------------------------------------------------------
METHOD              PROCEDURE
--------------------------------------------------------------------------------
BY TELEPHONE        If you have  previously  authorized  the telephone  exchange
                    option   on   your    application,    call    1-800-99-IBJFD
                    (1-800-994-2533)

                    You should be prepared to give the telephone representative the following information:
                    o your account number, social security or tax identification number and account registration;
                    o the name of the Fund from and the Fund into which you wish to exchange; and
                    o  the  dollar  or  share  amount  to  be   exchanged.

                    The conversation may be recorded to protect you and the Trust.

--------------------------------------------------------------------------------
BY MAIL             Write a letter of instruction that includes:

                    o  your account number;
                    o the Fund from and the Fund into which you wish to exchange;
                    o  the dollar or share amount you wish to exchange; and
                    o the signatures of all registered owners or authorized parties.

                    You must have held shares used in an exchange for at least 10 days before you can exchange into another Fund.

                    Mail your request to:
                               Whitehall Funds Trust
                               c/o PFPC Inc.
                               P.O. Box 5183
                               Westborough, MA 01581-5183
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD              PROCEDURE
--------------------------------------------------------------------------------
                    For overnight delivery, mail the letter of instruction to:

                               Whitehall Funds Trust
                               c/o PFPC Inc.
                               4400 Computer Drive
                               Westborough, MA 01581-5183
--------------------------------------------------------------------------------

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

         To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

         The Funds will require a medallion signature guarantee for any of the following:
         o  any written  redemption  request for $50,000 or more;
         o redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or
         o  share transfer requests.

         A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-99-IBJFD (1-800-994-2533) for further details.


SELLING RECENTLY PURCHASED SHARES


         Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

          You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING

         Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt a Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Funds reserve the right to refuse the purchase and/or exchange requests of any market timer if, in Whitehall's judgment, a Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

RIGHT TO REDEEM IN KIND

         All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

         All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                          DIVIDENDS AND DISTRIBUTIONS


         Each Fund intends to distribute to its shareholders substantially all of its net investment income. The Growth Fund will declare and pay distributions annually and the Growth and Income Fund will declare and pay dividends at least quarterly; the High Yield Fund and the Income Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain. It is expected that the distributions of the High Yield Fund and the Income Fund will consist primarily of ordinary income.


         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.

         Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the shares are bought, and shares redeemed will earn dividends through the day the redemption is executed.

         Dividends and distributions from a Fund are taxable to shareholders whether received in additional shares or in cash.

         If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                 TAX INFORMATION

         Each Fund intends to distribute substantially all of its income. The income dividends a shareholder receives from a Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.

         A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year and paid by a Fund during January of the following calendar year.

         Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Internal Revenue Code, to "pass through" to its shareholders the amount of such foreign taxes paid. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.

                            DISTRIBUTION ARRANGEMENTS

         The Funds do not charge up-front or deferred sales charges. The Funds have each adopted a Rule 12b-1 Distribution Plan, which will enable each Fund to make payments to third parties of up to 0.25% of the value of its net assets. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


         Under the 12b-1 Plan, PFPC Distributors, Inc., the Funds' distributor, will receive the distribution fees, payable as an expense of the Funds, which will be drawn in amounts reflecting 0.25% of monies invested in the Growth Fund, Growth and Income Fund and Income Fund after February 2, 2000, the effective date of the 12b-1 Plan and 0.25% of monies invested in the High Yield Fund after January 31, 2001. The Distributor provides for the preparation of advertising and sales literature and bears any distribution related expenses not covered by the amounts it receives under the 12b-1 Plan. Such expenses may include the cost of printing and mailing prospectuses to persons other than shareholders.

                              FINANCIAL HIGHLIGHTS


         These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended November 30, 1999, November 30, 2000 and November 30, 2001 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. The information for periods prior to the year ended November 30, 1999 was audited by other independent auditors, whose reports thereon were unqualified.


                                               GROWTH FUND


                                           FOR THE      FOR THE      FOR THE       FOR THE        FOR THE
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          NOV. 30,     NOV. 30,     NOV. 30,       NOV. 30,      NOV. 30,
                                             2001         2000         1999          1998           1997
                                         ------------ -----------  -----------   -----------    -----------

Net Asset Value, Beginning of the Year     $19.24       $20.97        $16.51       $16.67          $15.37
                                           ------       ------        ------       ------          ------

Income from Investment Operations:
  Net investment income gain (loss).....    (0.09)       (0.15)        (0.05)        0.07            0.35
                                           ------       ------        ------       ------          ------
  Net realized and unrealized gain
    (loss) on investment transactions...    (1.50)        0.65          6.46         2.37            3.03
                                           ------       ------        ------       ------          ------
  Total income (loss) from investment
      operations........................    (1.59)        0.50          6.41         2.44            3.38
                                           ------       ------        ------       ------          ------

Less Dividends from:
  Net investment income.................       --           --            --        (0.05)          (0.31)
  In excess of net investment income           --           --            --           --           (0.24)
  Realized gains........................    (0.58)       (2.23)        (1.95)       (2.55)          (1.53)
                                           ------       ------        ------       ------          ------
  Total Distributions...................    (0.58)       (2.23)        (1.95)       (2.60)          (2.08)
                                           ------       ------        ------       ------          ------

Net change in net asset value per share     (2.17)       (1.73)         4.46        (0.16)           1.30
                                           ------       ------        ------       ------          ------

Net Asset Value, End of Year............   $17.07       $19.24        $20.97       $16.51          $16.67
                                           ======       ======        ======       ======          ======

Total Return (a)........................    (8.64)%       1.96%        44.49%       17.87%          24.68%
Ratios/Supplemental Data:
Net  Assets  at  the  end of  year
  (in thousands)........................ $146,072     $128,500      $131,496     $124,485        $105,386
Ratios to average net assets:
  Expenses before waivers +.............     1.49%        1.26%         1.04%        1.04%           0.99%
  Expenses net of waivers...............     1.33%        1.24%         0.93%        0.94%           0.89%
  Net investment income (loss)
    (net of waivers)....................    (0.55)%      (0.63)%      (0.23)%        0.32%           0.74%
Portfolio Turnover Rate.................        1%           7%           6%           92%             44%

          ----------

          +    During the period,  certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
          (a)  Total return is based on the change in net asset value during the
               period   and   assumes   reinvestment   of  all   dividends   and
               distributions.

                                              GROWTH AND INCOME FUND


                                             FOR THE        FOR THE        FOR THE      FOR THE        FOR THE
                                           YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED     YEAR ENDED
                                            NOV. 30,        NOV. 30,      NOV. 30,     NOV. 30,       NOV. 30,
                                              2001            2000           1999         1998          1997
                                          ------------    ------------  ------------  -----------    ----------

Net Asset Value, Beginning of Year.......    $13.97         $13.33          $12.90       $13.51       $12.76
                                             ------         ------          ------       ------       ------

Income from Investment Operations:
  Net investment income..................      0.26           0.24            0.26         0.38         0.50

  Net realized and unrealized gain
    (loss) on investment
     transactions.......                      (0.16)          0.70            1.50         1.41         1.27
                                              -----          -----           -----        -----         ----

  Total income from investment
     operations..........................      0.10           0.94            1.76         1.79         1.77
                                              -----          -----           -----        -----         ----

Less Dividends from:
  Net investment income..................     (0.26)         (0.26)          (0.20)       (0.38)        (0.50)
  Realized gains.........................     (0.08)         (0.04)          (1.13)       (2.02)        (0.52)
                                              -----          -----           -----       ------         -----
  Total Distributions....................     (0.34)         (0.30)          (1.33)       (2.40)        (1.02)
                                              -----          -----           -----       ------         -----

Net change in net asset value per share       (0.24)          0.64            0.43        (0.61)         0.75
                                              -----          -----           -----       ------         -----

Net Asset Value, End of Year.............    $13.73         $13.97          $13.33       $12.90        $13.51
                                             ------         ======          ======       ======        ======

Total Return (a).........................      0.71%          6.93%          15.23%       15.98%       14.69%
Ratios/Supplemental Data:
Net  Assets  at  the  end of  year
  (in thousands).........................   $66,985        $65,829         $59,572      $66,262      $61,867
Ratios to average net assets:
  Expenses before waiver +...............      1.49%          1.32%           1.11%        1.01%        1.07%
  Expenses net of waiver.................      1.39%          1.31%           1.00%        0.91%        0.97%
  Net   investment   income
    (net of waivers).....................      1.85%          1.61%           2.02%        2.95%        2.91%
Portfolio Turnover Rate..................       150%            73%             42%          76%         138%

          ----------
          +    During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
          (a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                               HIGH YIELD FUND (c)

                                            FOR THE
                                         PERIOD ENDED
                                           NOV. 30,
                                              2001
                                            -------
Net Asset Value, Beginning of Period...      $8.00
                                             -----

Income from Investment Operations:
  Net investment income................       0.40
                                              ----
  Net realized and unrealized loss on
      investment transactions..........      (0.36)
                                             -----

Total income (loss) from investment
      operations.......................       0.04
                                              ----

Less Dividends from:
  Net investment income................      (0.40)
  Realized gains.......................         --
                                             -----
  Total Distributions..................      (0.40)
                                             -----

Net change in net asset value per share      (0.36)
                                             -----

Net Asset Value, End of Period.........      $7.64
                                             =====

Total Return (a) (b)...................       0.56%
Ratios/Supplemental Data:
Net  Assets  at the end of  period
  (in thousands).......................     $4,573
Ratios to average net assets:
  Expenses before waivers + (d)........       3.93%
  Expenses net of waivers (d)..........       0.95%
  Net investment income
  (net of waivers) (d).................       7.84%
Portfolio Turnover Rate (b)............         31%

          ----------
          +    During the period,  certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
          (a)  Total return is based on the change in net asset value during the
               period   and   assumes   reinvestment   of  all   dividends   and
               distributions.
          (b)  Not annualized.
          (c) Whitehall High Yield Fund commenced investment operations on April 2, 2001.
          (d)  Annualized.

                                                 INCOME FUND


                                            FOR THE        FOR THE       FOR THE        FOR THE       FOR THE
                                          YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                           NOV. 30,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,
                                              2001            2000         1999           1998          1997
                                          ----------      ----------       ----           ----       ----------

Net Asset Value, Beginning of Year.....      $9.63          $9.79          $10.61        $10.36        $10.22
                                             -----          -----          ------        ------        ------

Income from Investment Operations:
  Net investment income................       0.52           0.57            0.55          0.59          0.57
                                             -----          -----          ------        ------        ------
  Net realized and unrealized gains
    (loss) on investment transactions..       0.35          (0.15)          (0.72)         0.33          0.14
                                             -----          -----          ------        ------        ------
Total income (loss) from investment
      operations.......................       0.87           0.42           (0.17)         0.92          0.71
                                             -----          -----          ------        ------        ------

Less Dividends from:
  Net investment income................      (0.52)         (0.58)          (0.57)        (0.59)        (0.57)
  In excess of net investment income...      (0.01)         (0.01)          (0.01)           --            --
                                                                                         ------        ------

  Realized gains.......................         --             --           (0.07)        (0.08)           --
                                             -----          -----          ------        ------        ------
  Total Distributions..................      (0.53)         (0.59)          (0.65)        (0.67)        (0.57)
                                             -----          -----          ------        ------        ------

Capital contributions..................         --           0.01             --             --            --
                                             -----          -----          ------        ------        ------

Net change in net asset value per share       0.34          (0.16)          (0.82)         0.25          0.14
                                             -----          -----          ------        ------        ------

Net Asset Value, End of Year...........      $9.97          $9.63           $9.79        $10.61        $10.36
                                             =====          =====          ======        ======        ======

Total Return (a)........................      9.21%          4.49%(b)       (1.79)%        9.27%         7.20%
Ratios/Supplemental Data:
Net Assets at the end of year
  (in thousands).......................    $26,683        $31,135         $35,760       $38,803       $31,628

Ratios to average net assets:
  Expenses before waivers +............       1.40%          1.23%           1.13%         0.90%         1.17%
  Expenses net of waivers..............       1.28%          1.21%           1.02%         0.80%         1.07%
  Net investment income
    (net of waivers)...................       5.28%          5.96%           5.37%         5.63%         5.61%
Portfolio Turnover Rate................        370%           223%             70%           93%          210%

          ----------

          +    During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
          (a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
          (b)  Total return for the period would have been lower by 0.01% if a capital contribution of $25,228 had not been made.

                                       34

                               THE WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
                    prospectus for the Whitehall Funds Trust.


                              Whitehall Funds Trust
                             PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES


Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.1 We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER        We collect  nonpublic  personal  information about
INFORMATION                   our customers from the following sources:

                                   o ACCOUNT APPLICATIONS AND OTHER FORMS, AND CORRESPONDENCE (written, telephonic or electronic) with the Trust or service providers to the Trust. Information gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and

                                   o  ACCOUNT  HISTORY,   including  information
                                      about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER        We may disclose all of the  information  described
INFORMATION                   above  to  certain   third  parties  who  are  not
                              affiliated with the Trust under one or more of these circumstances:

                                   o  AS   AUTHORIZED   -  if  you   request  or
                                      authorize    the    disclosure    of   the
                                      information;

                                   o AS PERMITTED BY LAW - for example, sharing information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and


----------
1 For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

                                   o UNDER JOINT AGREEMENTS - we may also share the information described above with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER          We require service providers to the Trust:
INFORMATION
                                   o To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

                                   o To maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of the Trust.

         When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

         We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION


         Additional information about the Funds is included in a Statement of Additional Information dated April 1, 2002 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.


         Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

         You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-99-IBJFD (1-800-994-2533).

         Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

         WHITEHALL FUNDS TRUST



         INVESTMENT ADVISER
         Whitehall Asset Management, Inc.
         320 Park Avenue
         New York, NY  10022

         SUB-ADVISER
         Fountain Capital Management, L.L.C.
         10801 Mastin Boulevard, Suite 220
         Overland Park, KS  66210

         ADMINISTRATOR
         PFPC Inc.
         4400 Computer Drive
         Westborough, MA  01581

         DISTRIBUTOR
         PFPC Distributors, Inc.
         3200 Horizon Drive
         King of Prussia, PA  19406

         CUSTODIAN
         The Bank of New York
         One Wall Street
         New York, NY  10286

         COUNSEL
         Paul, Weiss, Rifkind, Wharton & Garrison
         1285 Avenue of the Americas
         New York, NY  10019

         INDEPENDENT ACCOUNTANTS
         Ernst & Young LLP
         787 Seventh Avenue
         New York, NY  10019

         WEBSITE
         www.thewhitehallfunds.com

--------------------------------------------------------------------------------



                              WHITEHALL FUNDS TRUST


                       STATEMENT OF ADDITIONAL INFORMATION



                                  April 1, 2002


--------------------------------------------------------------------------------


         This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Whitehall Funds Trust (the "Trust"):


                       o Whitehall Growth Fund
                       o Whitehall Growth and Income Fund
                       o Whitehall High Yield Fund
                       o Whitehall Income Fund


                       (each a "Fund," and collectively, the "Funds")


         This SAI should be read in conjunction with the Funds' Prospectus dated April 1, 2002. The Financial Statements included in the Funds' November 30, 2001 Annual Report are incorporated by reference into this SAI. The Prospectus and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.



                              Whitehall Funds Trust
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5120
        General and Account Information: 1-800-99-IBJFD (1-800-994-2533)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


GENERAL INFORMATION.......................................................    2

INVESTMENT STRATEGIES AND RISKS...........................................    2

INVESTMENT RESTRICTIONS...................................................   12


MANAGEMENT................................................................   13

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS................................   19

INVESTMENT ADVISORY AND OTHER SERVICES....................................   21

DISTRIBUTION OF FUND SHARES...............................................   25

COMPUTATION OF NET ASSET VALUE............................................   25

PORTFOLIO TRANSACTIONS....................................................   26

TAXATION..................................................................   27

DESCRIPTION OF THE FUNDS' SHARES..........................................   30

CALCULATION OF PERFORMANCE DATA...........................................   31

FINANCIAL STATEMENTS......................................................   33


APPENDIX..................................................................  A-1

                               GENERAL INFORMATION

         The Funds are separately managed, diversified portfolios of the Trust, an open-end, management investment company. The Trust was organized as a Delaware business trust under a Declaration of Trust dated August 25, 1994.


         Whitehall Asset Management, Inc. ("Whitehall" and/or the "Adviser") serves as the Funds' Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and PFPC Distributors, Inc. ("PFPC Distributors" and/or the "Distributor"), located at 3200 Horizon Drive, King of Prussia, PA 19406, is the Distributor.


                         INVESTMENT STRATEGIES AND RISKS

         The Prospectus discusses the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

         U.S. TREASURY OBLIGATIONS. (ALL FUNDS). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Funds may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Funds may also invest in privately placed U.S. Treasury obligations.

         U.S. GOVERNMENT AGENCY OBLIGATIONS. (ALL FUNDS). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

         MORTGAGE-RELATED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).

         Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         ASSET-BACKED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. A Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.


         COMMERCIAL PAPER. (ALL FUNDS). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest.


         CORPORATE DEBT SECURITIES. (ALL FUNDS). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.


         CONVERTIBLE AND EXCHANGEABLE SECURITIES. (ALL FUNDS). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Growth Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.


         Although  to  a  lesser  extent  than  with  fixed  income   securities
generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Growth and Income Fund and the Income Fund may invest in convertible securities rated below investment grade, including convertible debt rated as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         DOMESTIC AND FOREIGN BANK OBLIGATIONS. (ALL FUNDS). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.


         Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Funds. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.


         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         ZERO COUPON SECURITIES. (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

         The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.
Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.


         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. (ALL FUNDS). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of generally five to 20 years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.


         The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a
Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.


         WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. (ALL FUNDS). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

         OTHER MUTUAL FUNDS. (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         LOANS OF PORTFOLIO SECURITIES. (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.


         REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Whitehall will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 15%, of their net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.


         REVERSE REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.



         FOREIGN  SECURITIES.   (ALL  FUNDS).  The  Funds  may  each  invest  in
securities of foreign governmental and private issuers.

         Investing in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         ILLIQUID SECURITIES. (ALL FUNDS). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

         Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

         MUNICIPAL COMMERCIAL PAPER. (ALL FUNDS). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of Whitehall, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong."
Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

         MUNICIPAL NOTES. (ALL FUNDS). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of Whitehall, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

         MUNICIPAL BONDS. (ALL FUNDS). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.


         COMMON STOCKS (ALL FUNDS). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

         PREFERRED STOCKS. (ALL FUNDS). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

         As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         AMERICAN   DEPOSITORY   RECEIPTS.    (ALL   FUNDS).   ADRs   are   U.S.
dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.


         The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments  in ADRs involve  certain risks not  typically  involved in
purely  domestic   investments.   These  risks  are  set  forth  under  "Foreign
Securities" in this SAI.

         OPTIONS ON SECURITIES.  (GROWTH FUND, GROWTH AND INCOME FUND AND INCOME
FUND). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. (GROWTH AND INCOME FUND AND INCOME FUND). Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when Whitehall anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

         A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

         During a market decline or when Whitehall anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when Whitehall anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

         INTEREST  RATE  FUTURES  CONTRACTS.  (GROWTH AND INCOME FUND AND INCOME
FUND). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of Whitehall, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (GROWTH AND INCOME FUND AND INCOME FUND). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of Whitehall to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that Whitehall possesses the skills necessary for the successful utilization of such transactions.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                             INVESTMENT RESTRICTIONS

         The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares - Voting Rights."

         Each Fund, except as indicated, may not:

         (1)      Invest  more  than  15% of the  value  of its  net  assets  in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (5) Invest in companies for the purpose of exercising control or management;

         (6) Invest more than 10% of its net assets in shares of other investment companies;

         (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, Whitehall, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

         (14) Write, purchase or sell puts, calls or combinations thereof, except that the Growth Fund, Growth and Income Fund, and Income Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

         (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation, except that this restriction shall not apply to the High Yield Fund.

         Additionally, each Fund is a diversified fund and is therefore subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer.

         If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

         It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Board meets regularly to review the activities of the officers who are responsible for day-to-day operations of the Funds.

         Set forth below are the Trustees and executive officers of the Trust, their ages, business addresses, position and term of office, their principal occupations during the past five years, and other directorships held by them. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Trust (as that term is defined in the 1940 Act).

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND       OTHER
                               POSITION(S)      TERM OF OFFICE                                COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND AGE          HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   HELD BY
                               TRUST            TIME SERVED 1    DURING PAST FIVE YEARS       TRUSTEE       TRUSTEE 2
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEE
Joseph E. Breslin*             Trustee,         Trustee since    Senior Managing Director         Four      Director,
320 Park Avenue, 10th Floor    President of     June 2001 and    of Whitehall Asset                         Kinetics Mutual
New York, NY  10022            the Trust and    President of     Management since January                   Funds, Inc.,
(48)                           Senior           the Trust        2000; Formerly, President                  (10)
                               Managing         since July       of J.E. Breslin & Co.,
                               Director of      2000             Inc., a consulting
                               Whitehall                         business who advised money
                               Asset                             management firms on
                               Management                        marketing strategies, from
                                                                 September 1994 to August
                                                                 1999
DISINTERESTED
TRUSTEES
George H. Stewart              Trustee,         Since November   Retired; Formerly, Vice          Four      None
320 Park Avenue, 10th Floor    Chairman of      1994             President and Treasurer,
New York, NY  10022            the Board of                      CIBA-GEIGY Corporation,
(70)                           Trustees                          the U.S. subsidiary of
                                                                 CIBA-GEIGY Ltd., the Swiss
                                                                 manufacturer of chemicals
                                                                 and pharmaceuticals, from
                                                                 January 1966 to December
                                                                 1994


Robert H. Dunker               Trustee          Since January    Retired; Formerly,               Four      Director, E.J.
320 Park Avenue, 10th Floor                     1995             Executive Vice President                   Brooks Co., a
New York, NY  10022                                              of Fidelity Union Bank, NA                 designer and
(71)                                                             from June 1980 to March                    manufacturer of
                                                                 1990                                       seals and
                                                                                                            security
                                                                                                            devices since
                                                                                                            March 1972

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND     OTHER
                               POSITION(S)      TERM OF OFFICE                                  COMPLEX     DIRECTORSHIPS
NAME, ADDRESS AND AGE          HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   HELD BY
                               TRUST            TIME SERVED 1    DURING THE PAST FIVE YEARS     TRUSTEE     TRUSTEE 2
--------------------------------------------------------------------------------------------------------------------------------
Pierre de St. Phalle           Trustee          Since            Managing Director and            Four      Director of
320 Park Avenue, 10th Floor                     September 2000   Chief Legal Officer,                       ipValue
New York, NY  10022                                              iFormation Group, a joint                  Management
(53)                                                             venture formed by The                      Inc., an
                                                                 Boston Consulting Group,                   intellectual
                                                                 Goldman Sachs and General                  property value
                                                                 Atlantic Partners to build                 extraction
                                                                 and accelerate new                         company
                                                                 technology enabled                         wholly-owned by
                                                                 businesses in partnership                  iFormation
                                                                 with established market                    Group;
                                                                 leaders, since November                    iFormation
                                                                 2000; Formerly, Partner,                   Group
                                                                 Davis Polk & Wardwell from                 Management,
                                                                 January 1983 to October                    Inc. and
                                                                 2000                                       iFormation
                                                                                                            Management Inc.
                                                                                                            (Europe)
                                                                                                            Limited,
                                                                                                            wholly-owned
                                                                                                            operating
                                                                                                            subsidiaries of
                                                                                                            iFormation Group

Jeffery H. Boyd                Trustee          Since June 2001  President, Chief Operating       Four      A Trustee of
320 Park Avenue, 10th Floor                                      Officer and Director of                    Hutchison -
New York, NY  10022                                              priceline.com Incorporated                 priceline, LTD,
(45)                                                             since October 2000;                        an Asian
                                                                 Formerly, Executive Vice                   internet travel
                                                                 President and General                      provider;
                                                                 Counsel of priceline.com                   National
                                                                 from January 2000 to                       Mortgage Center
                                                                 October 2000 and Executive                 LLC, an
                                                                 Vice President and General                 internet
                                                                 Counsel of Oxford Health                   mortgage
                                                                 Plans, Inc., from May 1995                 service and
                                                                 to December 1999                           priceline
                                                                                                            europe p/c, an
                                                                                                            internet travel
                                                                                                            provider

Susan V. Machtiger             Trustee          Since June 2001  Independent Marketing            Four            None
320 Park Avenue, 10th Floor                                      Consultant from October
New York, NY  10022                                              1999 to present; Formerly,
(44)                                                             Senior Partner and
                                                                 Worldwide Strategic
                                                                 Planning Director of J.
                                                                 Walter Thompson, a full
                                                                 service, global
                                                                 advertising and
                                                                 communications agency,
                                                                 from July 1995 to
                                                                 September 1999

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND     OTHER
                               POSITION(S)      TERM OF OFFICE                                  COMPLEX     DIRECTORSHIPS
NAME, ADDRESS AND AGE          HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   HELD BY
                               TRUST            TIME SERVED 1    DURING THE PAST FIVE YEARS     TRUSTEE     TRUSTEE 2
--------------------------------------------------------------------------------------------------------------------------------
Tracy L. Nixon                 Trustee          Since June 2001  President and Chief              Four            None
320 Park Avenue, 10th Floor                                      Executive Officer of King
New York, NY  10022                                              Cross Corporation, an
(39)                                                             airport concessions
                                                                 business, from May 2000 to
                                                                 present and Former Vice
                                                                 President of Goldman Sachs
                                                                 & Co., from July 1989 to
                                                                 May 2000
EXECUTIVE
OFFICERS
Peter L. Kirby                Treasurer         Since January    Chief Administrative              NA              NA
320 Park Avenue, 10th Floor                     2001             Officer, Whitehall Asset
New York, NY  10022                                              Management since September
(45)                                                             2000; Formerly, Chief
                                                                 Operating Officer of
                                                                 Graystone Wealth
                                                                 Management Services of
                                                                 Morgan Stanley Dean Witter
                                                                 from March 1995 to
                                                                 September 2000

Judith L. Levy                Secretary         Since January    Senior Legal Counsel,             NA              NA
320 Park Avenue, 10th Floor                     2001             Whitehall Asset Management
New York, NY  10022                                              since April 2000;
(47)                                                             Formerly, Vice President
                                                                 and Legal Counsel of
                                                                 Credit Suisse First Boston
                                                                 from January 1997 to March
                                                                 2000 and Member of Senior
                                                                 Management, Credit Suisse
                                                                 from March 1995 to December
                                                                 1996.

*Mr. Breslin is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Whitehall.

1 Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The President, Treasurer and Secretary each hold office until their successors are chosen and qualified.

2 Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

COMMITTEES

         The Board has a Nominating Committee, comprised of Messrs. de St. Phalle, Dunker, Stewart and Boyd and Ms. Machtiger and Ms. Nixon. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended November 30, 2001, there was one meeting of the Nominating Committee. The Nominating Committee will not consider nominees recommended by shareholders.

         The Board has an Audit Committee, comprised of Messrs. de St. Phalle, Dunker, Stewart and Boyd and Ms. Machtiger and Ms. Nixon. The Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. During the fiscal year ended November 30, 2001, there were two meetings of the Audit Committee.

         The Board has a Pricing Committee, comprised of Joseph E. Breslin and Michael C. Kardok, the Trust's Assistant Treasurer and a Vice President of PFPC, and any one of the independent Trustees. The Pricing Committee has oversight responsibility for, among other things, determining and monitoring the value of the Trust's assets. During the fiscal year ended November 30, 2001, there were no meetings of the Pricing Committee.

SECURITY AND OTHER INTERESTS

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2001.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                            DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND OF       TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE                                 THE TRUST                               INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Joseph E. Breslin               $10,001 - $50,000 in Whitehall Growth Fund                $10,001 - $50,000
                             $10,001 - $50,000 in Whitehall Growth and Income
                                                   Fund


DISINTERESTED TRUSTEES
George H. Stewart               $10,001 - $50,000 in Whitehall Growth Fund                $10,001 - $50,000
                              $10,001 - $50,000 in Whitehall High Yield Fund
                                $10,001 - $50,000 in Whitehall Income Fund

Robert H. Dunker               $50,001 - $100,000 in Whitehall Growth Fund               $50,001 - $100,000

Pierre de St. Phalle           $50,001 - $100,000 in Whitehall Growth Fund               $50,001 - $100,000

Jeffery H. Boyd                                    None

Susan V. Machtiger                                 None

Tracy L. Nixon                                     None


         The following table sets forth, for the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, the value of securities that the Trustee or their immediate family members (spouse or dependent children) owned beneficially or of record, as of December 31, 2001, in the Trust's Adviser or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor.

                                NAME OF OWNERS AND                      TITLE OF       VALUE OF
NAME OF TRUSTEE                 RELATIONSHIPS TO TRUSTEE    COMPANY     CLASS          SECURITIES   PERCENT OF CLASS
----------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
George H. Stewart                                                                      None

Robert H. Dunker                                                                       None

Pierre de St. Phalle                                                                   None

Jeffery H. Boyd                                                                        None

Susan V. Machtiger                                                                     None

Tracy L. Nixon                                                                         None

         COMPENSATION. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended November 30, 2001. The Trust does not compensate the officers for the services they provide. Trustees of the Trust not affiliated with the Adviser receive from the Trust an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting, and $1,000 for each Board committee meeting of the Trust attended ($500 additional for the Audit Committee Chairman). They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Investment Adviser do not receive compensation from the Trust.


                                                        PENSION OR                               TOTAL COMPENSATION
                                  AGGREGATE         RETIREMENT BENEFITS     ESTIMATED ANNUAL    FROM TRUST AND FUND
      NAME OF PERSON          COMPENSATION FROM     ACCRUED AS PART OF       BENEFITS UPON        COMPLEX PAID TO
       AND POSITION                 TRUST             TRUST EXPENSES           RETIREMENT            TRUSTEES*
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Joseph E. Breslin                    None                  None                   None                  None

DISINTERESTED TRUSTEES
George H. Stewart                  $19,000                 None                   None                $19,000

Robert H. Dunker                   $17,500                 None                   None                $17,500

Pierre de St. Phalle               $17,000                 None                   None                $17,000

Jeffery H. Boyd                     $8,000                 None                   None                 $8,000

Susan V. Machtiger                  $8,000                 None                   None                 $8,000

Tracy L. Nixon                      $8,000                 None                   None                 $8,000


* The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         As of March 5, 2002, the following persons owned of record 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

WHITEHALL GROWTH FUND

SHAREHOLDER(S)                                             PERCENTAGE OWNED

Charles Schwab & Co Inc.                                        22.67%
Special Custody Account For The
Benefit of Customers
ATTN Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Trustlynx & Co.                                                 18.72%
CO #00TLA
P.O. Box 173736
Denver, CO  80217-3736

National Financial Services LLC                                 8.88%
200 Liberty St 1NPC
New York, NY  11435

Union Bank TR NOMINEE                                           7.03%
FBO ISUZU Companies Ret Plan
A/C# 061951-01-21
P.O. Box 85484
San Diego, CA 92186

BNY Clearing Services LLC                                       7.01%
A/C 8673-5157
Wendel & Co. A/C 596374
111 East Kilbourn Avenue
Milwaukee, WI 53202

CG Trust AS TTEE                                                6.26%
For the Ind Bank of Japan Ltd.
DTD 09/04/00
CIGNA TRADING UNIT H19B
280 Trumbull St.
Hartford, CT 06103

WHITEHALL GROWTH AND INCOME FUND

BNY Clearing Services LLC                                       53.99%
A/C 8673-5016
Wendel & Co. 622009
111 East Kilbourn Avenue
Milwaukee, WI 53202

SHAREHOLDER(S)                                             PERCENTAGE OWNED

Smith Barney Corporate Trust Co.                                12.99%
C/O SEI Trust Company
Attn Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

Trustlynx & Co.                                                 12.11%
CO #00TLA
P.O. Box 173736
Denver, CO 80217-3736

First Union National Bank Cust For                              5.17%
Various Retirement Plans
A/C 9888888836 NC1151
1525 West WT Harris Blvd
Charlotte, NC

WHITEHALL HIGH YIELD FUND

BNY Clearing Services LLC
A/C 8673-5178                                                   28.95%
Wendel & Co. A/C 622021
111 East Kilbourn Avenue
Milwaukee, WI 53202

Charles Schwab & Co Inc.                                        13.39%
Special Custody Account for the
Benefit of Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Mary Kass                                                       9.66%
8 Priscilla Alden Road
Province Town, MA 02657-0000

BNY Clearing Services LLC                                       9.23%
A/C 6556-6451
Post & Co. 189752
111 East Kilbourn Avenue
Milwaukee, WI 53202

BNY Clearing Services LLC                                       5.78%
A/C 8673-5072
Wendel & Co. 298282
111 East Kilbourn Avenue
Milwaukee, WI 53202

Trustlynx & Co.                                                 5.53%
CO #00TLA
P.O. Box 173736
Denver, CO 80217-3736

WHITEHALL INCOME FUND

SHAREHOLDER(S)                                             PERCENTAGE OWNED

Union Bank TR Nominee                                           23.83%
FBO ISUZU Companies Ret Plan
A/C# 061951-01-21
P.O. Box 85484
San Diego, CA 92186

BNY Clearing Services LLC                                       23.64%
A/C 8673-5157
Wendel & Co A/C 596374
111 East Kilbourn Avenue
Milwaukee, WI 53202

Trustlynx & Co.                                                 15.25%
CO #00TLA
P.O. Box 173736
Denver, CO 80217-3736

BNY Clearing Services LLC                                       14.28%
A/C 8673-5013
Wendel & Co. 622016
111 East Kilbourn Avenue
Milwaukee, WI 53202

BNY Clearing Services LLC                                       9.37%
A/C 8673-5158
Wendel & Co. 596375
111 East Kilbourn Avenue
Milwaukee, WI 53202

Smith Barney Corporate Trust Co.                                7.34%
C/O SEI Trust Company
Attn Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

         As of March 5, 2002, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


         Subject to such policies as the Trust's Board of Trustees may determine, Whitehall makes investment decisions for the Funds. The Trust and Whitehall have entered into a Master Investment Advisory Contract (the "Contract"), which was initially approved by the Board of Trustees on January 28, 2000, by shareholders at a meeting held on January 28, 2000 and reapproved by the Board of Trustees on October 26, 2000 and October 25, 2001. In reapproving the Contract, the Board of Trustees considered the following factors: the Funds' performance, the nature and quality of services provided by Whitehall to the Trust, the reasonableness of overall compensation paid by the Funds, Whitehall's personnel and operations, Whitehall's financial condition, the level and method of computing each Fund's management fee, comparative fee and expense information for each Fund, the profitability of the Trust to Whitehall, the indirect profits to Whitehall attributable to the existence of the Trust, the effect of each Fund's growth and size on the Fund's performance and expenses and any conflicts of interest.

         The day-to-day operations of the Funds are delegated by the Board to Whitehall's officers and service providers while administrative services and compliance functions may be provided by Whitehall's personnel or one of its affiliates. All contractual arrangements with service providers must be approved by the Trustees and the Trustees determine that each contract, including its terms and the quality of the services provided, are in the best interest of the Funds. The Trustees also evaluate the quality and cost of these services and the Trustees determine that quality services are being provided upon terms that are fair to shareholders.

         Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)") provides a safe harbor to money managers who use commission dollars of advised accounts to obtain research and brokerage services. Each quarter, the Trustees review both Whitehall's Soft Dollar Report for the previous quarter and Whitehall's Section 28(e) soft dollar practices. The
Trustees determine that the Funds' securities transactions are executed on a best execution basis and that all soft dollar transactions involving Fund commissions qualify for the safe harbor provided under Section 28(e).

         For the investment advisory services provided to the Funds, Whitehall is entitled to receive from each Fund a monthly fee at the following annual rates based upon average daily net assets of the Fund: Growth Fund, 0.85%; Growth and Income Fund, 0.85%; High Yield Fund, 0.75% and Income Fund, 0.65%. Whitehall has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until November 30, 2002: Growth Fund, 1.33%; Growth and Income Fund, 1.39%; High Yield Fund, 0.95%; and Income Fund, 1.28%. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. On January 30, 2001, the responsibilities of IBJW as investment adviser to the Funds were assumed by Whitehall, a wholly-owned subsidiary of IBJW. The assumption of the investment advisory responsibilities by Whitehall did not result in any change in staff or resources employed to render services to the Funds. For the fiscal year ended November 30, 2001, Whitehall earned investment advisory fees of $1,151,853, $567,501, $20,949 and $192,928 for the Growth Fund,
Growth and Income Fund, High Yield Fund, and Income Fund, respectively. For the same period, Whitehall contractually waived investment advisory fees of $222,139, $66,647, $20,949 and $36,245 for the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund, respectively. For the fiscal year ended November 30, 2000, IBJW earned investment advisory fees of $1,308,202, $561,338 and $241,083 for the Growth Fund, Growth and Income Fund, and Income Fund, respectively. For the same period, IBJW contractually waived investment advisory fees of $24,060, $10,721 and $6,119 for the Growth Fund, Growth and Income Fund and Income Fund, respectively. For the fiscal year ended November 30, 1999, IBJW earned investment advisory fees of $750,655, $369,277 and $185,017 for the Growth Fund, Growth and Income Fund, and Income Fund, respectively. For the same period, IBJW contractually waived investment advisory fees of $125,111, $61,546 and $37,003 for the Growth Fund, Growth and Income Fund and Income Fund, respectively.

         Whitehall is a registered investment adviser that was formed in 2000. Up until March 31, 2002, Whitehall was a wholly-owned subsidiary of IBJW which provided banking, trust and investment services to individual and institutions. Whitehall is the successor to IBJW as investment adviser to the Funds as well as other advisory accounts. On March 31, 2002, IBJW was merged with and into The Industrial Bank of Japan Trust Company ("IBJTC"). Effective April 1, 2002, IBJTC owns 100% of Whitehall's stock. IBJTC is a wholly-owned subsidiary of Mizuho Corporate Bank, Ltd. which, in turn, is a wholly-owned subsidiary of Mizuho Holdings, Inc. ("MHHD"). With total assets of approximately $1.4 trillion, MHHD is the largest financial services company in the world. As of December 31, 2001, Whitehall served as investment adviser to accounts with assets in excess of $2.5 billion. The principal business address of Whitehall is 320 Park Avenue, New York, NY 10022.

INVESTMENT SUB-ADVISER

FOUNTAIN CAPITAL MANAGEMENT, L.L.C.

         Fountain Capital Management, L.L.C. ("Fountain"), subject to the review of the Trustees and overall supervision of Whitehall, is responsible for providing to the High Yield Fund a continuing and suitable investment program consistent with the investment objectives, policies and restrictions of the High Yield Fund. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. As of December 31, 2001, Fountain's total assets under management were approximately $2.5 billion. Fountain, with offices at 10801 Mastin Boulevard, Suite 220, Overland Park, Kansas 66210, is an affiliate of Whitehall.

         Pursuant to a separate sub-advisory agreement with the Trust (the "Sub-Advisory Agreement"), Fountain is entitled to receive from Whitehall a fee based on the average daily net assets of the High Yield Fund at the annual rate of 0.375%.

         For the period April 2, 2001 through November 30, 2001, Fountain earned investment advisory fees of $10,475 for the High Yield Fund. For the same period, Fountain voluntarily waived fees of $10,475.

         The Trust, IBJW, Whitehall and Fountain have each adopted a Code of Ethics designed to prevent affiliated persons of the Trust, IBJW, Whitehall and Fountain from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.

DISTRIBUTOR

         Effective January 3, 2001, PFPC Distributors is the principal underwriter of the Funds pursuant to a Distribution Agreement dated October 26, 2000. PFPC Distributors is a subsidiary of PFPC, and has been providing mutual fund distribution services since 1992. From March 1, 1998 to January 2, 2001, Provident Distributors, Inc. served as the Funds' Distributor and prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. PFPC Distributors offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

         As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications,
(ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by Whitehall, PFPC Distributors, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers and employees affiliated with PFPC. For these services, PFPC receives a fee from each Fund computed daily and payable monthly, at the annual rate of:
0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. Pursuant to the Administration Agreement between the Trust and PFPC, PFPC assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $35,000 per Fund plus out of pocket expenses. For the fiscal year ended November 30, 2001, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $244,052; Growth and Income Fund - $138,086; High Yield Fund - $14,569; and Income Fund $86,989. For the fiscal year ended November 30, 2000, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $242,307; Growth and Income Fund - $104,623; and Income Fund - $58,522. For the fiscal year ended November 30, 1999, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $187,666; Growth and Income Fund - $92,319; and Income Fund - $55,505.

         The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon sixty days prior notice.

         Additionally, on September 17, 1998, IBJW entered into a Co-Administration Services Contract with the Trust. Under this contract, IBJW performs supplemental administrative services, including (i) supervising the activities of PFPC and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by PFPC. In consideration of IBJW's services under this contract, the Trust pays IBJW a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 2001, IBJW received co-administration fees of $40,654, $20,029, $838 and $8,904 from the Growth Fund, Growth and Income Fund, High Yield Fund, and Income Fund, respectively, and waived fees of $838 for the High Yield Fund. For the fiscal year ended November 30, 2000, IBJW received co-administration fees of $48,295, $20,758 and $11,550 for the Growth Fund, the Growth and Income Fund, and the Income Fund, respectively. For the fiscal year ended November 30, 1999, IBJW received co-administration fees of $37,533, $18,464 and $11,101 and waived fees of $13,558, $6,740 and $3,903 for the Growth Fund, Growth and Income Fund and Income Fund, respectively.

FUND EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or Whitehall. The costs borne by the Funds include advisory fees, administration fees, co-administration fees, distribution (12b-1) fees, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         Pursuant to a Custodian Agreement dated August 1, 2001 with the Trust, The Bank of New York ("BONY") acts as Custodian of the Trust's assets. Prior to August 1, 2001, IBJW acted as Custodian of the Trust's assets. The Custodian (itself or through a sub-custodian) maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities.


         PFPC (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 787 7th Avenue, New York, New York 10019.

COUNSEL

         Paul, Weiss, Rifkind, Wharton & Garrison, located at 1285 Avenue of the Americas, New York, New York 10019, serves as counsel to the Trust.

                           DISTRIBUTION OF FUND SHARES

         The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

         The Trust has adopted a Master Distribution Plan (the "Plan") dated January 28, 2000, as amended January 2, 2001, pursuant to Rule 12b-1 of the 1940 Act for shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund. Shareholders of each of the Funds, with the exception of the High Yield Fund, approved the Plan on January 28, 2000. The initial sole shareholder of the High Yield Fund approved the Plan on January 31, 2001. Pursuant to the Plan, a Fund may pay the Trust's distributor on a monthly basis for certain costs and expenses incurred under the Plan, subject to quarterly Board review, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Trust's distributor, including salary, commissions, travel and related expenses,
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds.

         The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the shares of the Funds may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         The Plan is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last approved by the Board of Trustees of the Trust on October 25, 2001. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related Agreement or by vote of the holders of a majority of the shares of the Funds.

                         COMPUTATION OF NET ASSET VALUE

         The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.

         The Funds each value portfolio securities listed on an exchange on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

                             PORTFOLIO TRANSACTIONS

         Investment decisions for the Funds and for the other investment advisory clients of Whitehall are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of Whitehall is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Pursuant to the Advisory Agreement, Whitehall places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, Whitehall will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by Whitehall with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Whitehall selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to Whitehall.

         Whitehall may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to Whitehall. By allocating transactions in this manner, Whitehall is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to Whitehall in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because Whitehall or its affiliates receive such services.

         As permitted by Section 28(e), Whitehall may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in Section 28(e) to Whitehall a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if Whitehall believes that the commission is reasonable in relation to the value of the brokerage and research services received.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Whitehall may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The following table sets forth total brokerage commissions paid by the Funds during the fiscal years ended November 30, 1999, 2000 and 2001.

                                        BROKERAGE COMMISSIONS
                                        ---------------------
                                1999            2000            2001
                                ----            ----            ----
Growth Fund                   $59,491          $25,120         $53,439
Growth and Income Fund        $36,320           $8,172         $11,792
High Yield Fund                 $ 0              $ 0             $ 0
Income Fund                     $ 0              $ 0             $ 0


                                    TAXATION

         Each Fund has elected to be treated as a regulated investment company and qualified as such for the fiscal year ended November 30, 2001. Each of the Funds intends to qualify by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.


         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually had been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders.

         A Fund may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                        DESCRIPTION OF THE FUNDS' SHARES

CAPITALIZATION

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may, from time to time, include their yield and average annual total return in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                                P (1 + T) n = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         The average annual total return for the shares of the Growth Fund, Growth and Income Fund and Income Fund for the fiscal year ended November 30, 2001 was (8.64)%, 0.71% and 9.21%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2001, the average annual total return was 18.56%, 12.79% and 6.50% for the Growth Fund, Growth and Income Fund and Income Fund, respectively. The High Yield Fund commenced operation on April 2, 2001, therefore no average annual total return or average inception return was available as of November 30, 2001.

         Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual total return (after taxes on distributions) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                                P (1 + T) n = ATV D

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year period (or fractional portion)), after taxes on fund distributions but not after taxes on redemption.

         The average annual total return after taxes on distributions for the shares of the Growth Fund, Growth and Income Fund and Income Fund for the fiscal year ended November 30, 2001 was (9.17)%, (0.25)% and 6.95%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2001, the average annual total return after taxes on distributions was 15.72%, 10.30% and 3.87% for the Growth Fund, Growth and Income Fund and Income Fund, respectively. The High Yield Fund commenced operations on April 2, 2001, therefore no average annual total return or average inception return was available as of November 30, 2001.

         Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                               P (1 + T) n = ATV DR

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion)), after taxes on fund distributions and redemption.

         The average annual total return after taxes on distributions and redemption for the shares of the Growth Fund, Growth and Income Fund and Income Fund for the fiscal year ended November 30, 2001 was (4.65)%, 0.42% and 5.56%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2001, the average annual total return after taxes on distributions and redemption was 14.71%, 9.55% and 3.89% for the Growth Fund, Growth and Income Fund and Income Fund, respectively. The High Yield Fund commenced operations on April 2, 2001, therefore no average annual total return or average inception return was available as of November 30, 2001.

         Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1) 6 -1]
                                       ---
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

         For the period ended November 30, 2001, the 30-day (or one month) yield for shares of the Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund was (0.58)%, 1.17%, 7.64% and 4.72% respectively.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                              FINANCIAL STATEMENTS

         The Funds' financial statements, including the financial highlights, and the report of Ernst & Young LLP, independent auditors, included in the Annual Report for the fiscal year ended November 30, 2001 are incorporated herein by reference. For a free copy of the Annual Report, please contact the Funds at 1-800-99-IBJFD (1-800-994-2533).

                                   APPENDIX A


                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS
------------------------
         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o Positive means that a rating may be raised.
             o Negative means that a rating may be lowered.
             o Stable means that a rating is not likely to change.
             o Developing means a rating may be raised or lowered.
             o N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                            PART C. OTHER INFORMATION

Item 23.          EXHIBITS.


                  (a)        Trust  Instrument  is  filed  with   Post-Effective
                             Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                  (b)(1) Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-83430 on March 27, 1997, and is incorporated herein by reference.

                  (b)(2) Amendment effective December 17, 1998 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-83430 on March 30, 1999, and is incorporated herein by reference.


                  (c)        None.


                  (d)(1) Master Investment Advisory Contract dated January 28, 2000, as amended October 26, 2000, between Registrant and IBJ Whitehall Bank & Trust Company and Investment Advisory Contract Supplement dated January 28, 2000, as amended October 26, 2000, with respect to the Whitehall Growth Fund, Whitehall Growth and Income Fund and Whitehall Income Fund, is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (d)(2) Supplements each dated September 14, 2000 to the Master Investment Advisory Contract dated January 28, 2000, as amended October 26, 2000 between the Registrant and IBJ Whitehall Bank & Trust Company on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with
                             Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (d)(3) Assumption Agreement dated January 30, 2001, as amended October 25, 2001, between IBJ Whitehall Bank & Trust Company, Whitehall Asset Management, Inc., and the Registrant with respect to the Master Investment Advisory Contracts dated as of January 28, 2000, as amended October 26, 2000, is filed herewith.

                  (d)(4) Sub-Advisory Agreement dated September 14, 2000, as amended January 30, 2001, between IBJ Whitehall Bank & Trust Company and Fountain Capital Management, L.L.C. on behalf of the Whitehall High Yield Fund, is filed herewith.

                  (e)(1) Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (e)(2) Amendment dated October 25, 2001 to the Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed herewith.


                  (f)        None.


                  (g)(1) Custodian Agreement dated August 1, 2001, between Registrant and The Bank of New York, is filed herewith.

                  (g)(2) Foreign Custody Manager Agreement dated August 1, 2001, between Registrant and The Bank of New York is filed herewith.

                  (h)(1)(i) Transfer Agency and Services Agreement dated March 1, 1998 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (h)(1)(ii) Amendment to Transfer Agency and Services Agreement
                             dated October 20, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

                  (h)(1)(iii)Amendment  dated September 14, 2000 to the Transfer
                             Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with
                             Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (h)(1)(iv) Amendment  dated  October 25, 2001 to the  Transfer
                             Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group, Inc.), is filed herewith.

                  (h)(2)(i) Administration Agreement dated March 1, 1998 between PFPC Inc. (formerly, First Data Investor Services Group, Inc.), and Registrant, is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (h)(2)(ii) Amendment to Administration Agreement dated October
                             28, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

                  (h)(2)(iii)Amendment   dated   September   14,   2000  to  the
                             Administration Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with
                             Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (h)(2)(iv) Amendment   dated   October   25,   2001   to   the
                             Administration Agreement dated March 1, 1998 between Registrant and PFPC Inc. is filed herewith.

                  (h)(3) Co-Administration Services Contract dated September 17, 1998, as amended October 26, 2000, between Registrant and IBJ Whitehall Bank & Trust Company, is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (h)(3)(i) Amendment dated October 25, 2001 to the Co-Administration Services Contract dated September 17, 1998, as amended October 26, 2000, between Registrant and IBJ Whitehall Bank & Trust Company is filed herewith.


                  (i)        Consent  of  Paul,   Weiss,   Rifkind,   Wharton  &
                             Garrison, Trust Counsel, is filed herewith.

                  (j)(1) Consent of Ernst & Young LLP, independent auditors, is filed herewith.

                  (k)        None.


                  (l)(1) Subscription Agreement is filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                  (l)(2) Subscription Agreement dated March 29, 2001 on behalf of the Whitehall High Yield Fund, is filed herewith.

                  (m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Premium Class shareholders is filed with Post -Effective Amendment No. 5 to
                             Registration Statement No 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (m)(2) Form of Supplements to Distribution and Service Plan is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (m)(3) Rule 12b-1 Distribution Plan and Agreement (Service Class) dated January 28, 2000, as amended January 2, 2001, Rule 12b-1 Distribution Plan and Agreement Supplements each dated January 28, 2000, as amended January 2, 2001, with respect to the Whitehall Growth Fund, Whitehall Growth and Income Fund and Whitehall Income Fund, and Rule 12b-1 Distribution Plan and Agreement Supplements each dated September 14, 2000, as amended January 2, 2001 for the Whitehall Enhanced Index Fund and Whitehall High Yield Fund is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (m)(4) Form of Servicing Organization Agreement is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.


                  (n)        None.


                  (o)        Rule  18f-3  Plan  is  filed  with   Post-Effective
                             Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                  (p)(1) Code of Ethics of the Registrant, IBJ Whitehall Bank & Trust Company, Whitehall Asset Management, Inc., Innovest Capital Management, Inc. and Fountain Capital Management, L.L.C. is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.


                  Other Exhibits:


                  Power of Attorney  dated  October 25, 2001 on behalf of George
                  H. Stewart, Pierre de St. Phalle, Robert H. Dunker, Tracy L. Nixon, Susan Vary Machtiger, Jeffery H. Boyd and Peter L. Kirby, is filed herewith.


Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

Item 25.          INDEMNIFICATION.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 4 of each Master Investment Advisory Contract between Registrant and Whitehall Asset Management, Inc., and Section 1.13 of the Distribution Agreement between Registrant and PFPC Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of each Master Investment Advisory Contract between Registrant and Whitehall Asset Management, Inc. and Section
                  3.1 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. limit the liability of Whitehall Asset Management, Inc and PFPC Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.


                  Section 2 of the Assumption Agreement between Registrant, IBJ Whitehall Bank & Trust Company and Whitehall Asset Management indemnifies Registrant from and against any and all loss, cost, damage or expense (including reasonable fees of counsel) whatsoever resulting from or arising out of any material breach of any representation, covenant or obligation of Whitehall Asset Management contained in the Master Investment Advisory Contract.

                  Section 6(b) of the Administration Agreement between Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant from and against any and all claims, cost or expense (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Registrant or for which the Registrant may be held liable in connection with this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder.

                  Article  10.2 of the Transfer  Agency and  Services  Agreement
                  between the Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant harmless from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Fund or for which the Fund may be held to be liable arising out of or attributable to any of the following: (i) any actions of PFPC Inc. required to be taken pursuant to this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder; and (ii) PFPC Inc.'s refusal or failure to comply with the terms of this Agreement, or any claim which arises out of PFPC's negligence or misconduct or the breach of any representation or warranty of PFPC made herein.


                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF WHITEHALL ASSET MANAGEMENT,
                  INC.

                  The Industrial Bank of Japan Trust Company ("IBJTC") owns 100% of Whitehall Asset Management, Inc.'s stock. IBJTC is a wholly-owned subsidiary of Mizuho Corporate Bank, Ltd. which, in turn, is a wholly-owned subsidiary of Mizuho Holdings, Inc. Whitehall Asset Management, Inc. provides investment advisory services to the Funds pursuant to Advisory Agreements with the Trust.

                  Information  as to officers and  directors of Whitehall  Asset
                  Management, Inc. is included in the Form ADV of Whitehall Asset Management, Inc. filed with the SEC (File No. 801-55435) and is incorporated by reference herein.


Item 27.          PRINCIPAL UNDERWRITER

                  (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of January 31, 2002:

                             AB Funds Trust
                             AFBA 5 Star Funds, Inc.
                             Columbia Common Stock Fund, Inc.
                             Columbia Growth Fund, Inc.
                             Columbia International Stock Fund, Inc.
                             Columbia Special Fund, Inc.
                             Columbia Small Cap Fund, Inc.
                             Columbia Real Estate Equity Fund, Inc.
                             Columbia Balanced Fund, Inc.
                             Columbia Daily Income Company
                             Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc.

                             Columbia Municipal Bond Fund, Inc.
                             Columbia High Yield Fund, Inc.
                             Columbia National Municipal Bond Fund, Inc.
                             Columbia Strategic Value Fund, Inc.
                             Columbia Technology Fund, Inc.
                             Deutsche Asset Management VIT Funds
                             Forward Funds, Inc
                             The Galaxy Fund
                             The Galaxy VIP Fund
                             Galaxy Fund II
                             GAMNA Series Funds, Inc.
                             Harris Insight Funds Trust
                             Hillview Investment Trust II
                             International Dollar Reserve Fund I, Ltd.
                             Kalmar Pooled Investment Trust
                             LKCM Funds
                             Matthews International Funds
                             Metropolitan West Funds
                             New Covenant Funds
                             Pictet Funds
                             The RBB Fund, Inc.
                             RS Investment Trust
                             Stratton Growth Fund, Inc.
                             Stratton Monthly Dividend REIT Shares, Inc.
                             The Stratton Funds, Inc.
                             Tomorrow Funds Retirement Trust
                             Trainer, Wortham First Mutual Funds
                             Undiscovered Managers Funds
                             Weiss, Peck & Greer Funds Trust
                             Weiss, Peck & Greer International Fund
                             Whitehall Funds Trust
                             Wilshire Target Funds, Inc.
                             WPG Large Cap Growth Fund
                             WPG Tudor Fund
                             WT Investment Trust

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                             BlackRock Provident Institutional Funds
                             BlackRock Funds, Inc.

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                             Northern Funds Trust
                             Northern Institutional Funds Trust

                  Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                             The Offit Investment Fund, Inc
                             The Offit Variable Insurance Fund, Inc.

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                             ABN AMRO Funds

                  PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.



                  (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:



                     Robert Crouse             Director
                     Susan Keller              Director
                     Michael Denofrio          Chairman, Chief Executive Officer and President
                     Bruno DiStefano           Vice President
                     Susan K. Moscaritolo      Vice President
                     Elizabeth T. Holtsbery    Vice President
                     Lisa Colon                Vice President
                     Thomas Rodman             Vice President
                     Rita G. Adler             Chief Compliance Officer
                     Christine A. Ritch        Chief Legal Officer, Secretary and Clerk
                     Christopher S. Conner     Assistant Secretary and Assistant Clerk
                     Bradley A. Stearns        Assistant Secretary and Assistant Clerk
                     John L. Wilson            Assistant Secretary and Assistant Clerk
                     Douglas D. Castagna       Controller and Assistant Treasurer
                     Craig D. Stokarski        Treasurer

                  (c)        Not applicable.



Item 28.          LOCATION OF ACCOUNTS AND RECORDS.


                  (a) Whitehall Asset Management, Inc. 320 Park Avenue, New York, New York, 10022 (records relating to its functions as investment adviser).


                  (b) PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA, 19406 (records relating to its function as distributor).


                  (c) PFPC Inc., 3200 Horizon Drive, King of Prussia, PA, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

                  (d) The Bank of New York, One Wall Street, New York, New York, 10286 (records relating to its functions as custodian).


Item 29.          MANAGEMENT SERVICES.

                  Not Applicable.

Item 30.          UNDERTAKINGS.

                  Not Applicable.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement under the Securities Act of 1933 and Amendment No. 18 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of March, 2002.




                                          WHITEHALL FUNDS TRUST
                                          ---------------------


                                          By:  /s/ Joseph E. Breslin
                                               ---------------------------------

                                               JOSEPH E. BRESLIN, PRESIDENT



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Whitehall Funds Trust has been signed below by the following persons in the capacities indicated and on the 28th day of March, 2002.


SIGNATURE                                                     CAPACITY
---------                                                     --------



George H. Stewart*                           Chairman, Board of Trustees
------------------------------------
George H. Stewart

Robert H. Dunker*                            Trustee
------------------------------------
Robert H. Dunker


Pierre De St. Phalle*                        Trustee
------------------------------------
Pierre de St. Phalle


Jeffery H. Boyd*                             Trustee
------------------------------------
Jeffery H. Boyd


/s/ Joseph E. Breslin                        President of the Trust and Trustee
------------------------------------
Joseph E. Breslin


Susan Vary Machtiger*                        Trustee
------------------------------------
Susan Vary Machtiger

Tracy L. Nixon*                              Trustee
------------------------------------
Tracy L. Nixon


/s/ Peter L. Kirby                           Treasurer
------------------------------------
Peter L. Kirby
(Principal Financial & Accounting Officer)


*By: /s/ Joseph E. Breslin
------------------------------------
Joseph E. Breslin
Attorney-in-fact pursuant to power of attorney dated October 25, 2001.

                                  EXHIBIT INDEX


Exhibit No.       Description
-----------       -----------


(d)(3)            Assumption  Agreement  dated  January  30,  2001,  as  amended
                  October 25, 2001.

(d)(4) Sub-Advisory Agreement dated September 14, 2001, as amended January 30, 2001, on behalf of the Whitehall High Yield Fund.

(e)(2) Amendment dated October 25, 2001 to the Distribution Agreement dated October 26, 2000.

(g)(1)            Custodian Agreement dated August 1, 2001.

(g)(2)            Foreign Custody Manager Agreement dated August 1, 2001.

(h)(1)(iv) Amendment dated October 25, 2001 to the Transfer Agency and Services Agreement dated March 1, 1998.

(h)(2)(iv)        Amendment  dated  October  25,  2001  to  the   Administration
                  Agreement dated March 1, 1998.

(h)(3)(i) Amendment dated October 25, 2001 to the Co-Administration Services Contract dated September 17, 1998, as amended October 26, 2000.


(i)               Consent of Paul,  Weiss,  Rifkind,  Wharton & Garrison,  Trust
                  Counsel.

(j)(1)            Consent of Ernst & Young LLP, independent auditors.


(l)(2)            Subscription Agreement dated March 29, 2001.


Other Exhibits:


Power of Attorney dated October 25, 2001 on behalf of George H. Stewart, Pierre de St. Phalle, Robert H. Dunker, Tracy L. Nixon, Susan V. Machtiger, Jeffery H. Boyd and Peter L. Kirby.